Derivative Financial Asset (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Summary of financial Asset fair value

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net change in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
As at January 1, 2019	—	—	—	—
Initial transaction on April 1, 2019	355,294,216	(355,294,216)	—	—
Recognized in profit and loss prior to contract renegotiation on July 1, 2019
- Changes in fair value	106,129,339	—	106,129,339	106,129,339
- Recognition of day 1 profit or loss	—	88,338,180	88,338,180	88,338,180

As at June 30, 2019	461,423,555	(266,956,036)	194,467,519	194,467,519
Contract renegotiation on July 1, 2019	115,758,384	(115,758,384)	—	—

As at July 1, 2019	577,181,939	(382,714,420)	194,467,519	194,467,519
Recognized in profit and loss prior to contract renegotiation on September 30, 2019
- Changes in fair value	230,436,061	—	230,436,061	230,436,061
- Recognition of day 1 profit or loss	—	382,714,420	382,714,420	382,714,420

As at September 30, 2019	807,618,000	—	807,618,000	807,618,000
Contract renegotiation on September 30, 2019	1,538,635	(1,538,635)	—	—

As at September 30, 2019	809,156,635	(1,538,635)	807,618,000	807,618,000
Recognized in profit and loss prior to contract renegotiation on December 31, 2019
- Changes in fair value	356,063,365	—	356,063,365	356,063,365
- Recognition of day 1 profit or loss	—	1,538,635	1,538,635	1,538,635

As at December 31, 2019	1,165,220,000	—	1,165,220,000	1,165,220,000
Contract renegotiation on December 31, 2019	(17,847,221)	17,847,221	—	—

As at December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	1,165,220,000